Cost of sales, without considering depreciation and amortization - Cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cost of sales [Line Items]
Depreciation and amortization	$ 226,335	$ 238,879	$ 210,154
Third parties services	3,378	4,318	12,954
Depreciation for right-of-use assets (see Note 7 and 10(a))	11,488
Variable lease payments, low-value and short-term leases (see Note 10(a))	7,069
Cost of sales	799,582	967,696	947,953
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of cost of sales [Line Items]
Materials and supplies	693,292	693,316	556,022
Depreciation and amortization	523,512	512,298	456,467
Labor (a)	285,081	357,692	286,058
Energy	228,853	254,243	229,272
Third parties services	181,215	159,514	144,829
Depreciation for right-of-use assets (see Note 7 and 10(a))	11,488
Variable lease payments, low-value and short-term leases (see Note 10(a))	7,069
Management Fees	2,923	2,743	2,867
Change in work in process inventory	(23,427)	(8,513)	51,412
Change in finished goods inventory	(2,290)	(5,723)	2,060
Other costs	47,033	45,402	39,251
Cost of sales	$ 1,954,749	$ 2,010,972	$ 1,768,238